Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies [Abstract]
Gains/Losses on sale of subsidiary
Gains/Losses on sale of subsidiary: Gains or losses that result from a loss of a controlling financial interest in a subsidiary are recorded in earnings and are classified as nonoperating gains and losses.